SCHEDULE III - Supplementary Insurance Information Supplementary Insurance Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	$ 1,355.6	$ 1,237.2	$ 1,056.5
Future policy benefits, losses, claims, and loss expenses	26,164.1	20,265.8	18,105.4
Unearned premiums	15,615.8	13,437.5	12,388.8
Other policy claims and benefits payable	0.0	0.0	0.0
Premium revenue	44,368.7	39,261.6	36,192.4
Net investment income	835.4	916.6	1,017.4
Benefits, claims, losses, and settlement expenses	33,627.6	25,121.8	25,470.5
Amortization of deferred policy acquisition costs	3,712.8	3,273.2	3,023.2
Other operating expenses	5,654.7	6,647.4	4,975.1
Net premiums written	46,405.2	40,568.7	37,577.9
Policyholder credit expense	0.0	1,077.4	0.0
Personal Lines Segment
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	35,373.3	32,620.1	30,210.0
Benefits, claims, losses, and settlement expenses	27,043.1	20,611.7	21,329.7
Amortization of deferred policy acquisition costs	2,614.7	2,437.3	2,273.6
Other operating expenses	4,656.8	5,762.0	4,227.6
Net premiums written	36,168.8	33,342.6	31,102.2
Commercial Lines Segment
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	6,945.2	4,875.8	4,427.6
Benefits, claims, losses, and settlement expenses	4,814.5	3,146.0	3,034.8
Amortization of deferred policy acquisition costs	734.1	525.7	481.2
Other operating expenses	742.3	647.5	523.5
Net premiums written	8,015.9	5,315.3	4,791.8
Property Segment
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	2,042.5	1,765.7	1,554.8
Benefits, claims, losses, and settlement expenses	1,764.6	1,364.1	1,106.0
Amortization of deferred policy acquisition costs	362.9	310.2	268.4
Other operating expenses	253.0	237.9	224.0
Net premiums written	2,216.2	1,910.8	1,683.9
Other Indemnity
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	7.7	0.0	0.0
Benefits, claims, losses, and settlement expenses	5.4	0.0	0.0
Amortization of deferred policy acquisition costs	1.1	0.0	0.0
Other operating expenses	2.6	0.0	0.0
Net premiums written	$ 4.3	$ 0.0	$ 0.0